Summary of Stock-based Compensation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	$ 23,595,819	$ 24,874,179	$ 51,804,191	$ 51,613,012	$ 103,063,445	$ 47,301,175
Selling and marketing	14,881,455	8,409,343	32,410,164	17,769,281	43,589,239	12,789,056
General and administrative	15,567,647	7,270,511	21,206,477	17,680,716	36,007,238	29,511,204
Total stock-based compensation			13,215,394	7,343,575	14,641,181	10,364,787
Stock-based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	1,753,631	1,166,984	3,197,569	2,293,193	4,339,916	993,752
Selling and marketing	1,586,798	1,067,384	2,638,155	2,135,984	4,328,225	832,460
General and administrative	4,775,953	1,549,087	7,379,670	2,914,398	5,973,040	8,538,575
Total costs charged to operations	8,116,382	3,783,455	13,215,394	7,343,575	14,641,181	10,364,787
Capitalized platform development	549,557	499,611	858,752	869,663	1,608,995	1,307,390
Total stock-based compensation	8,665,939	4,283,066	14,074,146	8,213,238	16,250,176	11,672,177
Stock-based Compensation [Member] | Publisher Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue		27,623		35,662
Selling and marketing
General and administrative
Total costs charged to operations		27,623		35,662
Capitalized platform development
Total stock-based compensation		27,623		35,662
Stock-based Compensation [Member] | ABG Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue
Selling and marketing
General and administrative	396,251	360,289	752,581	720,578	1,449,074	795,803
Total costs charged to operations	396,251	360,289	752,581	720,578	1,449,074	795,803
Capitalized platform development
Total stock-based compensation	396,251	360,289	752,581	720,578	1,449,074	795,803
Stock-based Compensation [Member] | Publisher Partner Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue					36,673	50,828
Selling and marketing
General and administrative
Total costs charged to operations					36,673	50,828
Capitalized platform development
Total stock-based compensation					36,673	50,828
Restricted Stock [Member] | Stock-based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	24,570	35,750	49,030	73,326	163,181	122,192
Selling and marketing		298,187		597,402	1,486,722	34,393
General and administrative	141,897	135,332	145,342	158,252	317,982	2,541,468
Total costs charged to operations	166,467	469,269	194,372	828,980	1,967,885	2,698,053
Capitalized platform development	4,125	75,709	8,948	145,992	361,519	535,004
Total stock-based compensation	170,592	544,978	203,320	974,972	2,329,404	3,233,057
Common Stock Awards [Member] | Stock-based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	19,202	27,970	146,265	97,766	156,043	44,520
Selling and marketing	4,891	23,783	9,929	59,511	114,640	100,388
General and administrative	101,939	138,156	219,266	309,828	615,604	1,660,607
Total costs charged to operations	126,032	189,909	375,460	467,105	886,287	1,805,515
Capitalized platform development	2,351	80,608	5,071	121,765	178,284	175,837
Total stock-based compensation	128,383	270,517	380,531	588,870	1,064,571	1,981,352
Common Equity Awards [Member] | Stock-based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	1,708,404	1,073,674	2,998,778	2,083,266	3,975,625	774,632
Selling and marketing	1,507,535	701,925	2,479,048	1,380,204	2,454,432	455,280
General and administrative	4,135,866	819,916	6,262,481	1,575,163	3,439,803	3,383,338
Total costs charged to operations	7,351,805	2,595,515	11,740,307	5,038,633	9,869,860	4,613,250
Capitalized platform development	540,917	341,642	840,951	597,643	1,062,792	590,618
Total stock-based compensation	7,892,722	2,937,157	12,581,258	5,636,276	10,932,652	5,203,868
Outside Options [Member] | Stock-based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of revenue	1,455	1,967	3,496	3,173	8,394	1,580
Selling and marketing	74,372	43,489	149,178	98,867	272,431	242,399
General and administrative		95,394		150,577	150,577	157,359
Total costs charged to operations	75,827	140,850	152,674	252,617	431,402	401,338
Capitalized platform development	2,164	1,652	3,782	4,263	6,400	5,931
Total stock-based compensation	$ 77,991	$ 142,502	$ 156,456	$ 256,880	$ 437,802	$ 407,269